Loans and line of credit (Details Narrative)											1 Months Ended															6 Months Ended	12 Months Ended
	Apr. 15, 2021 USD ($)	Feb. 27, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 04, 2021 USD ($) shares	Jan. 04, 2021 USD ($)	Dec. 08, 2020 CHF (SFr)	Aug. 07, 2020 USD ($) $ / shares shares	Mar. 04, 2020 USD ($) $ / shares	Apr. 04, 2019 USD ($) $ / shares	Feb. 08, 2018 CHF (SFr)	Sep. 30, 2021	Sep. 27, 2021	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($) shares	Jun. 29, 2021 CHF (SFr) shares	Feb. 16, 2021 USD ($) shares	Sep. 18, 2020 USD ($) $ / shares	May 18, 2020 CHF (SFr)	Mar. 31, 2020 $ / shares	Mar. 26, 2020 CHF (SFr)	Jun. 27, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Sep. 28, 2018 USD ($)	Apr. 24, 2018 USD ($) shares	Apr. 24, 2018 CHF (SFr) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 16, 2019 $ / shares	Dec. 16, 2019 CHF (SFr)
Line of Credit Facility [Line Items]
Proceeds received from debt																													$ 646,000		$ 4,030,000
Payments of debt issuance costs																											2,341,000				42,000
Amortization of debt discount																											82,560
Proceeds from convertible debt																											44,362,000		22,053,000		2,860,000
Debt discount																											1,057,000		458,000		783,000
Deferred charges																													836,000
Convertible Debt | the "Yorkville Convertible Loan"
Line of Credit Facility [Line Items]
Maturity date																					Aug. 01, 2020
Debt issuance cost																					$ 743,561
Unamortized debt discount																					104,469
Amortization of debt discount																					326,126
Carrying value of debt																					$ 3,500,000
Interest rate																					6.00%
Debt fee, amount																					$ 160,000
Exercise price, per share | $ / shares																					$ 3.00
Convertible debt balance																					$ 500,000
Derivative liability component of the conversion option																					257,435
Fair value of debt																					3,635,638
Fair value of embedded derivative liability																					257,435
Fair value of warrants at inception																					326,126
Original debt rolled over into new convertible debt																					$ 2,300,000
Convertible Debt | the "Second Yorkville Convertible Loan"
Line of Credit Facility [Line Items]
Maturity date								Apr. 30, 2021											Apr. 30, 2021
Amortization of debt discount																											82,560
Carrying value of debt								$ 4,000,000
Interest rate								6.00%
Exercise price, per share | $ / shares								$ 3.00											$ 3.00
Frequency of periodic payments								68,000 were paid in monthly instalments over the life of the loan
Repayments of convertible debt	$ 373,438	$ 250,000	$ 250,000		$ 250,000								$ 569,541														1,692,979		$ 2,307,021
Convertible Debt | the "LSI Convertible Facility"
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																													400,000	400,000
Payments of debt issuance costs | SFr																														SFr 56,757		SFr 56,757
Unamortized debt discount | SFr																																				SFr 56,757
Carrying value of debt | SFr																																						SFr 30,000,000
Interest rate																																						1.50%
Exercise price, per share | $ / shares																																					$ 1.80
Available term loan draw downs | SFr																																						SFr 500,000
Available total term loan draw downs | SFr																																						SFr 2,500,000
Converted debt | SFr																														759,200
Commitment fees | SFr																														759,200
Amortization of capitalized costs																										407,559	407,559								SFr 372,473
Convertible Debt | the "Crede Convertible Loan"
Line of Credit Facility [Line Items]
Maturity date							Aug. 07, 2022
Amortization of debt discount																	$ 692,469										30,082
Carrying value of debt							$ 5,000,000
Interest rate							5.00%
Fair value at grant date																	$ 866,046
Fair value at grant date, price per share | $ / shares																	$ 1.25
Fair value of debt																	$ 387,271
Convertible Debt | the "GTO Facility"
Line of Credit Facility [Line Items]
Debt issuance cost | SFr						SFr 697,500
Unamortized debt discount																										970,929	970,929								886,538
Carrying value of debt | SFr						SFr 15,500,000
Convertible debt rights						The dates and amounts of the first 3 tranches were agreed in advance in the GTO Facility agreement; for the remaining facility, GTO has the right to request the subscription of 2 tranches, all other tranches are to be subscribed for by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of CHF 10,000 each that do not bear interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 12 months from issuance
Proceeds from convertible debt																											11,872,396	SFr 10,840,000	$ 5,240,772	4,660,000
Fair value at grant																											1,011,033	SFr 924,956
Cumulated fair value of debt																										11,448,534	11,448,534								10,452,997
Unamortized debt discount																										$ 1,792,739	$ 1,792,739								1,634,628
Convertible Debt | the "GTO Facility" | Warrants #1
Line of Credit Facility [Line Items]
Warrants issued | shares																											458,332	458,332
Exercise price | $ / shares																										$ 1.584	$ 1.584
Convertible Debt | the "GTO Facility" | Warrants #2
Line of Credit Facility [Line Items]
Warrants issued | shares																											102,599	102,599
Exercise price | $ / shares																										2.193	$ 2.193
Convertible Debt | the "GTO Facility" | Warrants #3
Line of Credit Facility [Line Items]
Warrants issued | shares																											187,188	187,188
Exercise price | $ / shares																										2.40	$ 2.40
Convertible Debt | the "GTO Facility" | Warrants #4
Line of Credit Facility [Line Items]
Warrants issued | shares																											105,042	105,042
Exercise price | $ / shares																										$ 2.142	$ 2.142
Convertible Debt | the "L1 Facility"
Line of Credit Facility [Line Items]
Outstanding available																										$ 5,000,000	$ 5,000,000
Unamortized debt discount																										388,403	388,403
Carrying value of debt														$ 22,000,000												3,111,597	$ 3,111,597
Convertible debt rights														WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance	WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Proceeds from convertible debt													11,000,000													6,000,000
Warrants issued | shares																											11,858,831	11,858,831
Debt discount																											$ 185,528
Legal expenses														$ 36,745
Commissions														802,500
Principal value of initital tranche														220,000
Subscription fee														$ 220,000
Subscription fees, shares issued | shares														145,953	145,953
Debt conversion expense																											325,424
Unamortized debt discount																										1,376,983	1,376,983
Unconverted notes payable																										3,500,000	3,500,000
Convertible Debt | the "L1 First Amendment"
Line of Credit Facility [Line Items]
Convertible debt rights											WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties	WISeKey has the right to request L1 to subscribe for four L1 Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the L1 Accelerated Tranches issued under the L1 First Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount
Convertible Debt | the ("L1 Facility") Initial Tranche
Line of Credit Facility [Line Items]
Fair value of debt																										$ 11,354,678	11,354,678
Converted debt																											$ 8,200,000
Proceeds from convertible debt													$ 11,000,000
Warrants issued | shares																											1,817,077	1,817,077
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 296,208
Debt discount																											$ 279,660
Market price | $ / shares																										$ 1.39	$ 1.39
Convertible Debt | the ("L1 Facility") Accelerated Tranche #1
Line of Credit Facility [Line Items]
Fair value of debt																										$ 1,077,265	$ 1,077,265
Proceeds from convertible debt																											$ 1,000,000
Warrants issued | shares																											173,267	173,267
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 35,462
Debt discount																											$ 31,869
Market price | $ / shares																										$ 1.25	$ 1.25
Convertible Debt | the ("L1 Facility") Accelerated Tranche #2
Line of Credit Facility [Line Items]
Fair value of debt																										$ 1,077,408	$ 1,077,408
Proceeds from convertible debt																											$ 1,000,000
Warrants issued | shares																											207,726	207,726
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 33,877
Debt discount																											$ 30,485
Market price | $ / shares																										$ 1.12	$ 1.12
Convertible Debt | the ("L1 Facility") Accelerated Tranche #3
Line of Credit Facility [Line Items]
Fair value of debt																										$ 2,154,556	$ 2,154,556
Proceeds from convertible debt																											$ 2,000,000
Warrants issued | shares																											384,261	384,261
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 62,777
Debt discount																											$ 56,624
Market price | $ / shares																										$ 1.12	$ 1.12
Convertible Debt | the ("L1 Facility") Accelerated Tranche #4
Line of Credit Facility [Line Items]
Fair value of debt																										$ 1,077,708	$ 1,077,708
Proceeds from convertible debt																											$ 1,000,000
Warrants issued | shares																											209,287	209,287
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 29,792
Debt discount																											$ 26,900
Market price | $ / shares																										$ 1.075	$ 1.075
Convertible Debt | the ("L1 Facility") Accelerated Tranche #5
Line of Credit Facility [Line Items]
Fair value of debt																										$ 1,077,404	$ 1,077,404
Proceeds from convertible debt																											$ 1,000,000
Warrants issued | shares																											287,345	287,345
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 21,756
Debt discount																											$ 19,793
Market price | $ / shares																										$ 0.814	$ 0.814
Convertible Debt | the ("L1 Facility") Accelerated Tranche
Line of Credit Facility [Line Items]
Converted debt																											$ 5,300,000
Convertible Debt | the "Anson Facility"
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																											8,228,262	8,228,262
Outstanding available																										$ 5,500,000	$ 5,500,000
Unamortized debt discount																										762,858	762,858
Carrying value of debt														$ 22,000,000												5,937,142	5,937,142
Converted debt																											9,800,000
Convertible debt rights													WISeKey has the right to request Anson to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties
Proceeds from convertible debt													$ 11,000,000													5,500,000
Debt discount																											248,449
Legal expenses														4,197
Commissions														802,500
Subscription fee														$ 220,000
Subscription fees, shares issued | shares														145,953	145,953
Fair value of shares issued for subscription fee														$ 200,871	SFr 183,901
Unamortized debt discount																										1,182,876	1,182,876
Unconverted notes payable																										6,700,000	6,700,000
Convertible debt rights, additional information													WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “Anson Conversion Period”). Conversion takes place upon request by Anson during the Anson Conversion Period, but in any case no later than at the expiry of the Anson Conversion Period. Each calendar month, Anson can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and, should Anson wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date
Convertible Debt | the ("Anson Facility") First Amendment
Line of Credit Facility [Line Items]
Convertible debt rights												WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount
Convertible Debt | the ("Anson Facility") Initial Tranche
Line of Credit Facility [Line Items]
Fair value of debt																										$ 11,354,678	11,354,678
Proceeds from convertible debt																											$ 11,000,000
Warrants issued | shares																											1,817,077	1,817,077
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 296,208
Debt discount																											$ 279,660
Market price | $ / shares																										$ 1.39	$ 1.39
Convertible Debt | the ("Anson Facility") Accelerated Tranche #1
Line of Credit Facility [Line Items]
Proceeds from convertible debt																											$ 2,750,000
Convertible Debt | the ("Anson Facility") Accelerated Tranche #1
Line of Credit Facility [Line Items]
Fair value of debt																										$ 2,822,613	$ 2,822,613
Warrants issued | shares																											476,486	476,486
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 97,520
Debt discount																											$ 91,838
Market price | $ / shares																										$ 1.25	$ 1.25
Convertible Debt | the ("Anson Facility") Accelerated Tranche #2
Line of Credit Facility [Line Items]
Proceeds from convertible debt																											$ 2,750,000
Convertible Debt | the ("Anson Facility") Accelerated Tranche #2
Line of Credit Facility [Line Items]
Fair value of debt																										$ 2,822,789	$ 2,822,789
Warrants issued | shares																											528,359	528,359
Exercise price | $ / shares																										$ 5.00	$ 5.00
Fair value at grant																											$ 86,318
Debt discount																											$ 81,597
Market price | $ / shares																										$ 1.12	$ 1.12
ExWorks | WISeCoin AG
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity									$ 4,080,000
Maturity date									Apr. 04, 2020
Unamortized debt discount									$ 160,000
Line of credit									4,000,000
Credit facility, accrued interest									$ 80,000
Conversion price per WISeCoin Security Tokens | $ / shares									$ 12.42
Credit facility, outstanding																										$ 4,030,000	$ 4,030,000
Line of Credit [Member] | the "Yorkville Loan"
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity																							$ 3,500,000
Maturity date																							May 01, 2019
Interest rate																							4.00%
Credit facility, fee amount																							$ 140,000
Payments of debt issuance costs																							20,000
Unamortized debt discount																						$ 57,007	$ 160,000										$ 57,007
Remaining loan balance																																	2,717,773
Amortization of debt discount																						$ 102,993
Repayment of lines of credit																																	725,220
Line of Credit [Member] | UBS SA "Covid Loans"
Line of Credit Facility [Line Items]
Maturity date																				Mar. 30, 2028
Repayment of lines of credit | SFr																												SFr 70,000
Line of credit | SFr																				SFr 571,500
Credit facility, outstanding																										550,008	550,008								501,500
Line of Credit [Member] | the "Nice & Green Facility"
Line of Credit Facility [Line Items]
Line of credit | SFr																		SFr 10,000,000.0
Commitment fee, percent																		5.00%
Outstanding facility available																										1,187,876	$ 1,187,876		1,224,832						1,083,111	SFr 1,083,111
Line of Credit [Member] | the "Nice & Green Facility" | Subscription Draw Downs #1
Line of Credit Facility [Line Items]
Proceeds from line of credit																													$ 9,693,283	SFr 8,916,889
Common Shares - Class B
Line of Credit Facility [Line Items]
Exercise price | $ / shares																											$ 0.15		$ 1.48
Fair value at grant date, price per share | $ / shares																											$ 0.95		$ 1.08
Common Shares - Class B | Convertible Debt | the "Yorkville Convertible Loan"
Line of Credit Facility [Line Items]
Options granted | shares																					500,000
Exercise price | $ / shares																					$ 3.00
Fair value at grant date																					$ 373,574
Fair value at grant date, price per share | $ / shares																					$ 2.35
Common Shares - Class B | Convertible Debt | the "Crede Convertible Loan"
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares				1,000,000												3,058,358													769,333	769,333
Exercise price, per share | $ / shares							$ 1.375
Options granted | shares							1,675,885
Converted debt				$ 1,038,627												$ 3,176,493													$ 784,880
Common Shares - Class B | Convertible Debt | the "GTO Facility"
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																											13,328,694	13,328,694
Converted debt																											$ 16,188,524	SFr 14,750,000
Debt discount																											25,884	23,656
Deferred charges																										$ 77,255	77,255								70,604
Common Shares - Class B | Convertible Debt | the "L1 Facility"
Line of Credit Facility [Line Items]
Fair value of shares issued for subscription fee														$ 200,871	SFr 183,901
Standyby Equity Distribution Agreement ("SEDA")
Line of Credit Facility [Line Items]
Equity financing commitment | SFr										SFr 50,000,000
Maturity date								Mar. 31, 2023
Standby equity distribution agreement, additional information										WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the Class B Shares are issued out of authorized share capital) or purchase (if the Class B Shares are delivered out of treasury) Class B Shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of Class B Shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a ten-day trading period following the draw down request by WISeKey.
Commitment fee																								$ 524,231	SFr 500,000
Proceeds received from debt																											380,568	SFr 363,876	$ 1,208,569	SFr 1,134,246	$ 1,111,764	SFr 1,107,931	$ 1,755,378	SFr 1,749,992
Debt issuance cost																											$ 30,188
Outstanding available | SFr																																			SFr 45,643,955
Standyby Equity Distribution Agreement ("SEDA") | Common Shares - Class B
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																								100,000	100,000		219,599	219,599	889,845	889,845	490,814	490,814	540,539	540,539